United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 3/31/2008

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     May 14,2008
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers: 2 SC= Schafer Cullen, DA=Davis Advisors Form 13F Information Table Entry Total: 85
Form 13F Information Table Entry Total: 208,378
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     4870    61524 SH       SOLE                                      61524
                                                                68      860 SH       DEFINED SC                                  860
A F L A C Inc.                 COM              001055102     6982   107505 SH       SOLE                                     107505
                                                                 1       14 SH       DEFINED DA                                   14
Abbott Laboratories            COM              002824100      389     7059 SH       SOLE                                       7059
Alberto Culver                 COM              013068101     2491    90864 SH       SOLE                                      90864
American Express Company       COM              025816109      673    15390 SH       SOLE                                      15390
American International Group   COM              026874107     3026    69965 SH       SOLE                                      69965
Anheuser Busch Co. Inc.        COM              035229103     4056    85470 SH       SOLE                                      85470
Aqua America                   COM              03836w103      372    19783 SH       SOLE                                      19783
Artesian Resources Corp.  Clas COM              043113208      577    31193 SH       SOLE                                      31193
Automatic Data Processing      COM              053015103     3757    88628 SH       SOLE                                      88628
BP plc                         COM              055622104     1166    19217 SH       SOLE                                      19217
                                                                 5       80 SH       DEFINED SC                                   80
Berkshire Hathaway Class B     COM              084670207     3654      817 SH       SOLE                                        817
Best Buy Company, Inc.         COM              086516101      484    11670 SH       SOLE                                      11670
Black & Decker Corp            COM              091797100     4348    65778 SH       SOLE                                      65778
Boeing Co.                     COM              097023105     6116    82239 SH       SOLE                                      82239
Bristol Myers Squibb Co.       COM              110122108      139     6529 SH       SOLE                                       6529
                                                                63     2940 SH       DEFINED SC                                 2940
CBS                            COM              124857202     1637    74154 SH       SOLE                                      74154
Campbell Soup                  COM              134429109      751    22115 SH       SOLE                                      22115
Colgate Palmolive              COM              194162103     4721    60600 SH       SOLE                                      60600
ConocoPhillips                 COM              20825C 10      530     6960 SH       SOLE                                       6960
                                                                66      870 SH       DEFINED SC                                  870
Cooper Industries Inc.         COM              216648402     4556   113469 SH       SOLE                                     113469
Diageo PLC                     COM              25243Q205      270     3320 SH       SOLE                                       3320
                                                                75      920 SH       DEFINED SC                                  920
Diebold Incorporated           COM              253651103      605    16100 SH       SOLE                                      16100
Dow Chemical Co                COM              260543103      507    13763 SH       SOLE                                      13763
DuPont                         COM              263534109     5423   115973 SH       SOLE                                     115973
Exxon Mobil Corp.              COM              30231g102    10667   126118 SH       SOLE                                     126118
Federal National Mortgage Asso COM              313586109      219     8325 SH       SOLE                                       8325
Fedex Corporation              COM              31428X106     8046    86822 SH       SOLE                                      86822
                                                                73      790 SH       DEFINED SC                                  790
First American Corporation     COM              318522307     3132    92290 SH       SOLE                                      92290
Fortune Brands Inc.            COM              349631101     5730    82444 SH       SOLE                                      82444
General Electric Co.           COM              369604103     9738   263105 SH       SOLE                                     263105
Glaxo Smithkline PLC ADR       COM              37733W105     4530   106763 SH       SOLE                                     106763
                                                                71     1680 SH       DEFINED SC                                 1680
H&R Block                      COM              093671105      203     9780 SH       SOLE                                       9780
                                                                 1       47 SH       DEFINED DA                                   47
H.J. Heinz Co.                 COM              423074103     4803   102257 SH       SOLE                                     102257
Harley Davidson                COM              412822 10      679    18102 SH       SOLE                                      18102
Hershey Company                COM              427866108      743    19729 SH       SOLE                                      19729
Home Depot, Inc.               COM              437076102     4369   156210 SH       SOLE                                     156210
Illinois Tool Works Inc        COM              452308109     1283    26595 SH       SOLE                                      26595
International Business Machine COM              459200101    10184    88449 SH       SOLE                                      88449
J P Morgan Chase & Co.         COM              46625h100     5465   127234 SH       SOLE                                     127234
                                                                70     1630 SH       DEFINED SC                                 1630
Johnson & Johnson, Inc.        COM              478160104     8535   131569 SH       SOLE                                     131569
                                                                72     1113 SH       DEFINED SC DA                              1113
Laboratory Corp Amer Hldg      COM              50540R409     1682    22830 SH       SOLE                                      22830
Liberty Media Interactive A    COM              53071M104     1250    77453 SH       SOLE                                      77453
Limited Brands Inc.            COM              532716107      557    32575 SH       SOLE                                      32575
Mc Donalds Corp.               COM              580135101     3030    54331 SH       SOLE                                      54331
McCormick & Co.                COM              579780206     2424    65577 SH       SOLE                                      65577
Medtronic Inc.                 COM              585055106     3323    68703 SH       SOLE                                      68703
Merck & Co.                    COM              589331107      335     8839 SH       SOLE                                       8839
Microsoft                      COM              594918104     7226   254615 SH       SOLE                                     254615
                                                                 4      136 SH       DEFINED DA                                  136
Pepsico Inc                    COM              713448108     5285    73194 SH       SOLE                                      73194
Pfizer                         COM              717081103     2398   114580 SH       SOLE                                     114580
Pinnacle West Capital Corp     COM              723484101      470    13400 SH       SOLE                                      13400
Proctor & Gamble               COM              742718109     3658    52204 SH       SOLE                                      52204
Progressive Corp               COM              743315103     1287    80071 SH       SOLE                                      80071
RPM Inc.                       COM              749685103     5270   251682 SH       SOLE                                     251682
Royal Dutch Shell ADR          COM              780257804      585     8475 SH       SOLE                                       8475
Sally Beauty Holdings          COM              79546e104      124    18006 SH       SOLE                                      18006
South Jersey Industries        COM              838518108     1412    40225 SH       SOLE                                      40225
Southern Company               COM              842587107     5058   142031 SH       SOLE                                     142031
Tiffany & Co.                  COM              886547108      482    11519 SH       SOLE                                      11519
UGI Corp                       COM              902681105     2570   103133 SH       SOLE                                     103133
Unitedhealth Group Inc.        COM              91324P102     1878    54651 SH       SOLE                                      54651
                                                                 2       48 SH       DEFINED DA                                   48
Valley National Bancorp        COM              919794107     1316    68505 SH       SOLE                                      68505
Verizon Communications         COM              92343v104     3648   100083 SH       SOLE                                     100083
                                                                66     1800 SH       DEFINED SC                                 1800
Viacom Class B                 COM              92553p201     1003    25320 SH       SOLE                                      25320
Wal Mart                       COM              931142103     1064    20201 SH       SOLE                                      20201
Washington Mutual Inc.         COM              939322103      172    16705 SH       SOLE                                      16705
William Wrigley Jr. Co.        COM              982526105      697    11090 SH       SOLE                                      11090
General Growth Properties, Inc COM              370021107     3645    95496 SH       SOLE                                      95496
UMH Properties Inc.            COM              903002103     1237   125154 SH       SOLE                                     125154
Washington Real Estate Investm COM              939653101     4230   126581 SH       SOLE                                     126581